UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:March 31, 2002

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Arvedlund
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Richard L. Arvedlund  Wilmington, Delaware  May 14, 2002

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 62
Form 13 F Information Table Value Total: 125,013

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              001957109     3327   211894 SH       SOLE                   211894
Abbott Laboratories            COM              002824100      260     4950 SH       SOLE                     4950
Agilent Technologies Inc       COM              00846U101      346     9884 SH       SOLE                     9884
American International Group   COM              026874107      423     5858 SH       SOLE                     5858
Archstone-Smith Trust          COM              039583109     1163    43400 SH       SOLE                    43400
BP Amoco PLC - Spons ADR       COM              055622104     1420    26740 SH       SOLE                    26740
Bank of America Corp           COM              060505104     3934    57830 SH       SOLE                    57830
Bethlehem Steel Corp           COM              087509105        5    11000 SH       SOLE                    11000
Boston Scientific Corp         COM              101137107     4156   165630 SH       SOLE                   165630
Bristol-Myers Squibb Co        COM              110122108      459    11348 SH       SOLE                    11348
ChevronTexaco Corp             COM              166764100     3096    34300 SH       SOLE                    34300
Cigna Corp                     COM              125509109      253     2500 SH       SOLE                     2500
Cisco Systems Inc              COM              17275R102      198    11692 SH       SOLE                    11692
Citigroup Inc                  COM              172967101      359     7257 SH       SOLE                     7257
Computer Sciences Corp         COM              205363104     3665    72225 SH       SOLE                    72225
Consolidated Edison of NY      COM              209115104      803    19161 SH       SOLE                    19161
Countrywide Credit Ind Inc     COM              222372104     4779   106800 SH       SOLE                   106800
Delta Airlines Inc             COM              247361108     2472    75560 SH       SOLE                    75560
Duff & Phelps Utilities Income COM              264324104      366    32475 SH       SOLE                    32475
Duke-Weeks Realty Corp         COM              264411505      572    22000 SH       SOLE                    22000
Emerson Electric Co            COM              291011104      287     5000 SH       SOLE                     5000
Exxon Mobil Corporation        COM              30231G102     1034    23596 SH       SOLE                    23596
Fannie Mae                     COM              313586109      357     4475 SH       SOLE                     4475
General Electric Co            COM              369604103     1372    36627 SH       SOLE                    36627
Genuine Parts Co               COM              372460105     3675    99950 SH       SOLE                    99950
Goodyear Tire & Rubber Co      COM              382550101      315    12300 SH       SOLE                    12300
HRPT Properties Trust          COM              40426W101     3497   388600 SH       SOLE                   388600
Hewlett Packard Co             COM              428236103      937    52250 SH       SOLE                    52250
Home Depot, Inc                COM              437076102      522    10736 SH       SOLE                    10736
Hospitality Properties Trust   COM              44106M102      254     7400 SH       SOLE                     7400
Household Intl                 COM              441815107      509     8965 SH       SOLE                     8965
Humana Inc                     COM              444859102      244    18000 SH       SOLE                    18000
Intel Corp                     COM              458140100     2971    97711 SH       SOLE                    97711
International Business Machine COM              459200101      405     3892 SH       SOLE                     3892
Johnson & Johnson              COM              478160104      458     7058 SH       SOLE                     7058
KeySpan Corporation            COM              49337w100     5891   161880 SH       SOLE                   161880
Liberty Media Corp-A           COM              530718105      171    13500 SH       SOLE                    13500
Lincare Holdings               COM              532791100      210     7745 SH       SOLE                     7745
Merck & Co                     COM              589331107      752    13060 SH       SOLE                    13060
Microsoft Corp                 COM              594918104      923    15303 SH       SOLE                    15303
NASDAQ-100 Index Tracking Stoc COM              631100104     4552   126225 SH       SOLE                   126225
NSTAR                          COM              67019E107     4178    92150 SH       SOLE                    92150
New Plan Excel Realty Trust    COM              648053106     5221   260400 SH       SOLE                   260400
Northrop Grumman Corp          COM              666807102     4840    42815 SH       SOLE                    42815
PPG Industries Inc             COM              693506107     4385    79850 SH       SOLE                    79850
Pfizer Inc                     COM              717081103      467    11754 SH       SOLE                    11754
Phillips Petroleum Co          COM              718507106     4193    66775 SH       SOLE                    66775
Public Service Enterprise Grou COM              744573106     5790   126430 SH       SOLE                   126430
Raytheon Company New           COM              755111507     5105   124350 SH       SOLE                   124350
Rheometric Scientific, Inc.    COM              762073104      768   512047 SH       SOLE                   512047
SBC Communications Inc         COM              78387G103      380    10156 SH       SOLE                    10156
Schering-Plough                COM              806605101      563    18000 SH       SOLE                    18000
Sovereign Bancorp Inc          COM              845905108     6658   473900 SH       SOLE                   473900
Staples Inc                    COM              855030102      200    10000 SH       SOLE                    10000
Sun Microsystems Inc           COM              866810104      191    21652 SH       SOLE                    21652
Supervalu Inc                  COM              868536103     4180   162025 SH       SOLE                   162025
Teleflex Inc                   COM              879369106     5407    98900 SH       SOLE                    98900
Verizon Communications         COM              92343V104      443     9612 SH       SOLE                     9612
Vulcan Materials Co            COM              929160109     3460    72775 SH       SOLE                    72775
Weyerhaeuser Co                COM              962166104     3321    52825 SH       SOLE                    52825
Wyeth                          COM              983024100     2240    34117 SH       SOLE                    34117
Xcel Energy Inc.               COM              98389B100     1629    64264 SH       SOLE                    64264